Business Combination and financing Activities - Schedule of Shares Outstanding and Issued Related to Business Combination (Details)	Mar. 02, 2023 shares	Mar. 01, 2023 shares
Disclosure of detailed information about business combination [line items]
Shares issued upon closing of Business Combination	20,277,002
Legacy Oculis
Disclosure of detailed information about business combination [line items]
Treasury shares cancelled	(100,000)	(100,000)
Shares outstanding prior to Business Combination		16,019,634
Ordinary Shares
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.1432
Shares issued upon closing of Business Combination	3,780,399
Ordinary Shares | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Ordinary shares		3,406,771
Treasury shares cancelled		(100,000)
Shares outstanding prior to Business Combination		3,306,771
Series A
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.1432
Shares issued upon closing of Business Combination	1,856,370
Series A | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		1,623,793
Series B1
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.4154
Shares issued upon closing of Business Combination	3,518,922
Series B1 | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		2,486,188
Series B2 T1
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.39
Shares issued upon closing of Business Combination	2,328,872
Series B2 T1 | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		1,675,474
Series B2 T2
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.331
Shares issued upon closing of Business Combination	567,508
Series B2 T2 | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		426,378
Series B2 T3
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.3142
Shares issued upon closing of Business Combination	793,082
Series B2 T3 | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		603,472
Series C T1
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.2658
Shares issued upon closing of Business Combination	6,756,580
Series C T1 | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		5,337,777
Series C T2
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.2205
Shares issued upon closing of Business Combination	441,854
Series C T2 | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		362,036
Series C T3
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.1804
Shares issued upon closing of Business Combination	233,415
Series C T3 | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		197,745
Preference Shares
Disclosure of detailed information about business combination [line items]
Exchange ratio	1.2976
Shares issued upon closing of Business Combination	16,496,603
Preference Shares | Legacy Oculis
Disclosure of detailed information about business combination [line items]
Shares outstanding prior to Business Combination		12,712,863